Fair Value Information	12 Months Ended
Dec. 31, 2024
Schedule of Fair Value of Equity Consideration [Abstract]
Fair value information
43.	Fair value information

A.	The different levels that the inputs to valuation techniques are used to measure fair value of financial and non-financial instruments have been defined as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date. A market is regarded as active where a market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3:	Unobservable inputs for the asset or liability. The fair value of the Group’s investment in a rent-a-captive company without active market is included in Level 3.

B.	The carrying amounts of the Group’s financial assets and financial liabilities not measured at fair value are approximate to their fair values which are provided in Note 42.

C.	The related information of financial instruments measured at fair value by level on the basis of the nature, characteristics and risks of the assets and liabilities at December 31, 2024 and 2023 is as follows:

(a)	The related information of nature of the assets and liabilities is as follows:

December 31, 2024	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company	$-	$-	$1,000	$1,000

Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Warrant liabilities	$910,263	$-	$19,172,009	$20,082,272
December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company	$-	$-	$995,101	$995,101

Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Warrant liabilities	$287,482	$-	$5,934,000	$6,221,482
Convertible preference share liabilities	-	-	7,767,238	7,767,238
	$287,482	$-	$13,701,238	$13,988,720

(b)	The methods and assumptions the Group used to measure fair value of warrant liabilities categorized within Level 1 are based on market quoted closing price.

(c)	The methods and assumptions the Group used to measure fair value of investment in a rent-a-captive company categorized within Level 3 are based on net asset value.

(d)	The output of valuation model is an estimated value and the valuation technique may not be able to capture all relevant factors of the Group’s financial and non-financial instruments. Therefore, the estimated value derived using valuation model is adjusted accordingly with additional inputs, for example, model risk or liquidity risk, etc. In accordance with the Group’s management policies and relevant control procedures relating to the valuation models used for fair value measurement, management believes adjustment to valuation is necessary in order to reasonably represent the fair value of financial and non-financial instruments at the consolidated balance sheet. The inputs and pricing information used during valuation are carefully assessed and adjusted based on current market conditions.

(e)	The Group takes into account adjustments for credit risks to measure the fair value of financial and non-financial instruments to reflect credit risk of the counterparty and the Group’s credit quality.

(f)	For the years ended December 31, 2024, 2023 and 2022, there was no transfer between Level 1 and Level 2.

D.	For details of changes in Level 3 instruments for the year ended December 31, 2024 and 2023 refer to Note 22 and 23.

The Group is in charge of valuation procedures for fair value measurements being categorized within Level 3, which is to verify independent fair value of financial instruments. Such assessment is to ensure the valuation results are reasonable by applying independent information to make results close to current market conditions, confirming the resource of information is independent, reliable and in line with other resources and represented as the exercisable price, and frequently calibrating valuation model, performing back-testing, updating inputs used to the valuation model and making any other necessary adjustments to the fair value. The Finance Department has established valuation policies, processes, and rules for measuring the fair value of financial instruments and ensures compliance with the related IFRS requirements. In certain cases, the Group also engages third-party valuation specialists to support the valuation of level 3 financial instruments requiring significant judgment or use of unobservable inputs.

E.	The following is the qualitative information of significant unobservable inputs and sensitivity analysis of changes in significant unobservable inputs to valuation model used in Level 3 fair value measurement:

	Fair value at December 31, 2024	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent-a-captive company	$1,000	Net asset value	Not applicable	Not applicable	Not applicable

Warrant liabilities	$19,172,009	Black-Scholes Model	Risk free rate-series A	4.37%	The higher the risk free rate, the higher the fair value
			Risk free rate-series B	4.40%	The higher the risk free rate, the higher the fair value
			Price volatility - series A	119.07%	No certain positive and negative relationship between stock price volatility and fair value
			Price volatility -series B	119.07%	No certain positive and negative relationship between stock price volatility and fair value
			Dividend yield	0.00%	The higher the dividend rate, the lower the fair value

	Fair value at December 31, 2023	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent-a-captive company	$995,101	Net asset value	Not applicable	Not applicable	Not applicable

Warrant liabilities	$5,934,000	Black-Scholes Model	Risk free rate	3.90%	The higher the risk free rate, the higher the fair value
			Price volatility	93.45%	No certain positive and negative relationship between stock price volatility and fair value
			Dividend yield	0.00%	The higher the dividend rate, the lower the fair value

Convertible preference share liabilities	$7,767,238	Option Pricing Model	Risk free rate	3.90%	The higher the risk free rate, the higher the fair value
			Price volatility	93.23%	No certain positive and negative relationship between stock price volatility and fair value
			Dividend yield	0.00%	The higher the dividend rate, the lower the fair value

The Group has carefully assessed the valuation models and assumptions used to measure fair value, and the expected changes in fair value are insignificant even if there are reasonably possible changes in inputs.